Earnings/ (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings/ (Loss) Per Share [Abstract]
Earnings/ (Loss) Per Share
11.	Earnings/ (Loss) Per Share:

The Company calculates earnings/(loss) per share by dividing net income/(loss) available to common shareholders in each period by the weighted-average number of common shares outstanding during that period, after adjusting for the effect of cumulative dividends on the Series A Preferred Shares, whether or not earned, and the deemed dividend which resulted from the redemption of the Series A Preferred Shares on December 8, 2021. As further disclosed under Note 8, dividends on the Series A Preferred Shares did not accrue nor accumulate during the period from July 1, 2019 through their redemption date.

Diluted earnings/(loss) per share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. During the year ended December 31, 2021, the denominator of diluted earnings per common share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the shares were outstanding with respect to warrants that were outstanding during the year ended December 31, 2021. Securities that could potentially dilute basic earnings per share for the year ended December 31, 2021, that were excluded from the computation of diluted earnings per share because to do so would have been antidilutive, were the unexercised, as of December 31, 2021, April 7 Warrants, calculated in accordance with the treasury stock method.

For the year ended December 31, 2020, the Company incurred losses and the effect of the warrants outstanding during that period and as of that date, would be antidilutive. Hence, for the year ended December 31, 2020 “Basic loss per share” equaled “Diluted loss per share”. The Company had no potentially dilutive instruments in the year ended December 31, 2019.

The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income/(loss) are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
Net income/(loss) and comprehensive income/(loss)	$1,088,149	$(1,753,533)	$52,270,487
Less: Cumulative dividends on Series A Preferred Shares	(372,022)	—	—
Plus: Gain on extinguishment of preferred shares pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses	112,637	—	—
Less: Deemed dividend on Series A Preferred Shares	—	—	(11,772,157)
Net income/(loss) and comprehensive income/(loss) available to common shareholders	828,764	(1,753,533)	40,498,330

Weighted average number of common shares outstanding, basic	266,238	6,773,519	83,923,435
Earnings/(Loss) per common share, basic	3.11	(0.26)	0.48

Plus: Dilutive effect of warrants	—	—	1,409,293
Weighted average number of common shares outstanding, diluted	266,238	6,773,519	85,332,728
Earnings/(Loss) per common share, diluted	$3.11	$(0.26)	$0.47